ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 11,476,223		¥ 14,305,777
Allowance for credit losses	(2,151,271)		(1,122,218)	¥ (460,962)	¥ (207,245)
Accounts receivable, net	9,324,952	$ 1,463,288	13,183,559
New home transaction services
Accounts receivable, net
Accounts receivable	11,026,647		13,546,605
Existing home transaction services
Accounts receivable, net
Accounts receivable	365,961		699,673
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 83,615		¥ 59,499